CONVERTIBLE NOTES PAYABLE (Details Textual) - USD ($)					1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 10, 2017	Oct. 14, 2015	Jul. 14, 2015	Jun. 11, 2015	Jul. 20, 2016	Jul. 19, 2016	Apr. 15, 2016	Feb. 29, 2016	Jan. 29, 2016	Aug. 19, 2015	Apr. 16, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Oct. 06, 2011
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 2,000,000		$ 2,000,000
Proceeds from Notes Payable														0	$ 1,000,000	$ 1,000,000	$ 1,470,000
Debt Conversion, Original Debt, Amount														2,000,000
Interest Payable, Current												132,000		132,000		269,000	137,000
Repayments of Notes Payable										$ 702,000				2,000,000	0
Debt Instrument, Periodic Payment, Interest										9,700
Proceeds from Issuance of Debt										$ 234,000
Stock Issued During Period, Value, New Issues				$ 500,000				$ 3,557,000
Amortization of Debt Discount (Premium)														0	50,000	50,000	326,000
Interest Expense [Member]
Debt Instrument [Line Items]
Amortization of Debt Discount (Premium)																$ 50,000
April 5 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in shares)																45,834
Debt Conversion, Original Debt, Amount																$ 360,000
Proceeds from Convertible Debt							$ 500,000
First and Second Tranche [Member]
Debt Instrument [Line Items]
Proceeds from Notes Payable																	1,470,000
Debt Instrument, Unamortized Discount																	$ 163,333
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Conversion, Converted Instrument, Shares Issued (in shares)																	6,320
Debt Conversion, Original Debt, Amount																	$ 150,000
Interest Payable, Current																	39,000
Debt Instrument, Periodic Payment, Interest								48,113
Debt Instrument, Convertible, Conversion Price				$ 600
Debt Instrument, Convertible, Stock Price Trigger				$ 600
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger				85.00%
Debt Instrument, Convertible, Threshold Trading Days				20
Interest Expense, Debt, Total																	$ 48,000
Line of Credit Facility, Commitment Fee Percentage																	5.00%
Line of Credit Facility, Commitment Fee Amount																	$ 163,500
Debt Instrument, Periodic Payment, Principal								$ 1,030,611
Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							5.00%		5.00%
Debt Instrument, Face Amount							$ 550,000		$ 500,000
Proceeds from Issuance of Debt									$ 178,000
Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				24.00%
Convertible Notes Payable [Member] | Underwritten Public Offerings [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				135.00%
Debt Instrument, Convertible, Threshold Trading Days				60
Debt Instrument, Redemption Price, Percentage				125.00%
Common Stock, Capital Shares Reserved for Future Issuance				7,000,000
Convertible Notes Payable [Member] | Public Offering [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				135.00%
Debt Instrument, Redemption Price, Percentage				125.00%
Convertible Notes Payable [Member] | April 5 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Interest					$ 20,625
Debt Instrument Prepayment Penalty					63,270
Debt Instrument, Periodic Payment, Principal					$ 190,276
Convertible Notes Payable [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date				Dec. 11, 2015
Debt Instrument, Face Amount				$ 1,166,666
Long-term Debt, Gross				$ 1,050,000
Proceeds from Issuance of Debt			$ 466,667
Debt Instrument, Maturity Date Range, End				Mar. 11, 2016
Convertible Notes Payable [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date			Jan. 14, 2016
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Long-term Debt, Gross			$ 420,000
Proceeds from Convertible Debt			$ 400,000
Debt Instrument, Maturity Date Range, End			Apr. 14, 2016
Treco International, S.A [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																		9.00%
Accrued Interest And Fees												132,000		132,000		132,329	42,329
Long-term Debt, Gross																		$ 2,000,000
Debt Instrument, Convertible, Conversion Price																		$ 42,000
Treco International, S.A [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in shares)	24,397	1,416				9,653					255
Interest and Debt Expense, Total												$ 45,000	$ 45,000	$ 90,000	$ 90,000
Paid-in-Kind Interest	$ 90,000	$ 90,000				$ 90,000					$ 90,000
Interest Expense, Debt, Total																$ 180,000	$ 180,000